Document and Entity Information	Jun. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2016
Registrant Name	MFS SERIES TRUST XI
Central Index Key	0000911637
Amendment Flag	false
Document Creation Date	Jun. 28, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Jan. 28, 2016
MFS® Blended Research® Core Equity Fund | A
Prospectus:
Trading Symbol	MUEAX
MFS® Blended Research® Core Equity Fund | B
Prospectus:
Trading Symbol	MUSBX
MFS® Blended Research® Core Equity Fund | C
Prospectus:
Trading Symbol	MUECX
MFS® Blended Research® Core Equity Fund | I
Prospectus:
Trading Symbol	MUSEX
MFS® Blended Research® Core Equity Fund | R1
Prospectus:
Trading Symbol	MUERX
MFS® Blended Research® Core Equity Fund | R2
Prospectus:
Trading Symbol	MUESX
MFS® Blended Research® Core Equity Fund | R3
Prospectus:
Trading Symbol	MUETX
MFS® Blended Research® Core Equity Fund | R4
Prospectus:
Trading Symbol	MUEUX
MFS® Blended Research® Core Equity Fund | R5
Prospectus:
Trading Symbol	MUEVX